PROPERTY, PLANT AND EQUIPMENT, NET (Details Narrative) - BRL (R$)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Land depreciation	R$ 3,083,000		R$ 3,083,000		R$ 4,266
Capitalized borrowing costs	R$ 13,278	R$ 5,357	R$ 36,620	R$ 13,745
Weighted average interest rate on capitalized amount			7.27%	6.15%